Transactions with Related Parties, Castor Ships (Details)	2 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Mar. 07, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / d	Jun. 30, 2022 $ / d	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($) $ / d	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) $ / d	Dec. 31, 2022 USD ($)
Management Agreements [Abstract]
Management fees					$ 1,930,810		$ 1,710,651		$ 666,500
Due from related parties, non-current		$ 1,590,501		$ 1,590,501	1,590,501		1,590,501
Due from related parties, current		6,072,800		1,018,883	6,072,800		1,018,883
Related Party [Member] | Castor Ships [Member]
Management Agreements [Abstract]
Management fees				2,557,332	1,930,810		1,710,651		666,500
Due from related parties, current		6,072,800		1,018,883	6,072,800		1,018,883
Related Party [Member] | Castor Ships [Member] | Continuing Operations [Member]
Management Agreements [Abstract]
Sale and purchase commission							887,050
Related Party [Member] | Castor Ships [Member] | Voyage Expenses [Member]
Management Agreements [Abstract]
Charter hire commissions					418,070		279,719		195,472
Related Party [Member] | Castor Ships [Member] | Gain on Sale of Vessels [Member] | Continuing Operations [Member]
Management Agreements [Abstract]
Sale and purchase commission							179,900
Related Party [Member] | Castor Ships [Member] | Gain on Sale of Vessels [Member] | Discontinued Operations [Member]
Management Agreements [Abstract]
Sale and purchase commission					338,000		1,611,000		131,500
Related Party [Member] | Castor Ships [Member] | General and Administrative Expense [Member]
Management Agreements [Abstract]
Administration fees	$ 144,445				$ 3,247,570		2,701,777		$ 624,087
Related Party [Member] | Castor Ships [Member] | Vessels, Net [Member] | Continuing Operations [Member]
Management Agreements [Abstract]
Sale and purchase commission							707,150
Related Party [Member] | Castor Ships [Member] | Ship Management Agreements [Member]
Management Agreements [Abstract]
Commission rate on each vessel sale and purchase transaction			1.00%
Daily fee for services | $ / d			250
Commission rate on charter agreements			1.25%
Related Party [Member] | Castor Ships [Member] | Master Management Agreement [Member]
Management Agreements [Abstract]
Quarterly management fee		$ 820,000				$ 800,000		$ 750,000
Commission rate on each vessel sale and purchase transaction		1.00%						1.00%
Daily fee for services | $ / d		1,071				1,039		975
Commission rate on charter agreements								1.25%
Recovery fee multiplier		2			2
Minimum value of shares and/or other securities issued by entity in maritime industry		$ 10,000,000			$ 10,000,000
Term of agreement					8 years
Renewal term of agreement					8 years
Termination fee multiplier		7			7
Funding period for advance to cover vessel daily operating costs					2 months
Related Party [Member] | Castor Ships [Member] | Master Management Agreement [Member] | Maximum [Member]
Management Agreements [Abstract]
Commission rate on charter agreements		6.25%
Related Party [Member] | Castor Ships [Member] | Working Capital Guarantee Advances [Member]
Management Agreements [Abstract]
Due from related parties, non-current		$ 1,590,501		$ 1,590,501	$ 1,590,501		$ 1,590,501